Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 117	$ 143,046	$ (748,304)	$ (605,141)
Balance, Shares at Dec. 31, 2017	1,172,544
Net loss			(142,324)	(142,324)
Balance at Dec. 31, 2018	$ 117	143,046	(890,628)	(747,465)
Balance, Shares at Dec. 31, 2018	1,172,544
Net loss			(172,948)	(172,948)
Balance at Dec. 31, 2019	$ 117	$ 143,046	$ (1,063,576)	$ (920,413)
Balance, Shares at Dec. 31, 2019	1,172,544